Business Segments (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Segment Information
Net sales	$ 7,387	$ 7,497	$ 7,534	$ 7,486	$ 7,089	$ 7,531	$ 7,680	$ 7,311	$ 29,904	$ 29,611	$ 26,662
Operating Income									6,483	6,178	5,918
Assets	33,876				31,616				33,876	31,616	30,156
Depreciation and Amortization									1,288	1,236	1,120
Capital Expenditures									1,484	1,379	1,091
Industrial
Business Segment Information
Net sales									9,943	9,629	8,116
Operating Income									2,236	1,983	1,720
Assets	8,587				7,553				8,587	7,553	6,486
Depreciation and Amortization									323	337	312
Capital Expenditures									415	383	304
Safety and Graphics
Business Segment Information
Net sales									5,471	5,458	4,873
Operating Income									1,217	1,237	1,138
Assets	5,111				4,975				5,111	4,975	4,979
Depreciation and Amortization									238	251	225
Capital Expenditures									190	204	157
Electronics and Energy
Business Segment Information
Net sales									5,458	5,732	5,632
Operating Income									1,026	1,140	1,207
Assets	5,512				5,296				5,512	5,296	5,196
Depreciation and Amortization									266	255	243
Capital Expenditures									350	274	293
Health Care
Business Segment Information
Net sales									5,138	5,011	4,492
Operating Income									1,641	1,484	1,357
Assets	4,296				4,190				4,296	4,190	4,181
Depreciation and Amortization									169	199	130
Capital Expenditures									113	159	78
Consumer
Business Segment Information
Net sales									4,386	4,230	3,926
Operating Income									943	855	859
Assets	2,445				2,423				2,445	2,423	2,169
Depreciation and Amortization									110	102	101
Capital Expenditures									105	98	70
Corporate and Unallocated
Business Segment Information
Net sales									4	9	11
Operating Income									(471)	(420)	(278)
Assets	7,925				7,179				7,925	7,179	7,145
Depreciation and Amortization									182	92	109
Capital Expenditures									311	261	189
Elimination of Dual Credit
Business Segment Information
Net sales									(496)	(458)	(388)
Operating Income									$ (109)	$ (101)	$ (85)